Subsequent events (Narrative) (Details)	12 Months Ended
	Oct. 31, 2022 CAD ($) shares	Oct. 31, 2022 USD ($) shares	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from private placements		$ 207,588	$ 840,564	$ 425,789
Convertible debentures		3,792,064	$ 2,452,402
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from private placements	$ 50,000	$ 36,635
Shares issued for private placement | shares	1,000,000	1,000,000
Convertible debentures		$ 143,000
Convertible debentures, converted amount		$ 172,584
Shares issued on conversion of convertible debenture | shares	7,307,524	7,307,524
Repayment of interest accrued		$ 5,000